ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 6,257,882	$ 1,992,167	$ 13,803,321	$ 6,158,704	$ 8,502,892	$ 5,997,987
Recruiter on Demand [Member]
Total revenue	3,437,706	234,590	6,192,133	466,421	966,104	486,388
Consulting and Staffing Services [Member]
Total revenue	1,665,160	1,521,826	5,895,264	5,011,882	6,684,053	4,792,607
Permanent Placement Fees [Member]
Total revenue	403,059	131,744	631,221	422,511	$ 517,704	$ 274,030
Software Subscriptions [Member]
Total revenue	465,112	0	640,902	0
Marketplace [Member]
Total revenue	$ 286,845	$ 104,007	$ 443,801	$ 257,890